Operating lease liabilities (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease liabilities
Future lease payments for short-term operating leases that are not capitalized as right-of-use assets	¥ 4,055
Operating lease expenses	367,605	¥ 319,649	¥ 187,881
Short-term leases not capitalized as right-of-use assets	¥ 42,940